October 25, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:                           Form N-14 (File No. 333-191284) regarding the reorganization of the Touchstone Enhanced ETF Fund (the “Acquired Fund”) into the Touchstone Aggressive ETF Fund (the “Acquiring Fund”), each a series of Touchstone Variable Series Trust (the “Trust”).

Ladies and Gentlemen:

On behalf of the Trust, we are filing for your review Post-Effective Amendment No. 1 to Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, and Statement of Additional Information (collectively, the “PEA”), with respect to the acquisition of assets of the Acquired Fund for shares of the Acquiring Fund.  This post-effective amendment incorporates comments received by the staff on October 16, 2013.  Responses to these comments were filed by separate correspondence on October 23, 2013.  Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, the PEA is immediately effective.

Please direct any comments or questions on this filing to the undersigned at (513) 629-2941.

Best regards,

/s/ Bo James Howell
Bo James Howell
Counsel